ACQUISITIONS (Details Narrative) - USD ($)				12 Months Ended
	Apr. 15, 2022	Mar. 31, 2022	Aug. 01, 2021	Oct. 31, 2021	Apr. 30, 2023	Oct. 31, 2022
Business Acquisition [Line Items]
Stock issued during period, value	$ 20,000			$ 1,790,000
Stock issued during period, shares	20,704		27,000,000
Shares issued, price per share					$ 0.75
Goodwill				$ 4,523,040	$ 3,608,949	$ 3,608,949
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Stock issued during period, shares		14,806,028
Shares issued, price per share		$ 0.25
Fitore Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage			100.00%
Stock issued during period, value			$ 1,000,000
Stock issued during period, shares			4,000,000
Shares issued, price per share			$ 0.19
Business combination, consideration transferred			$ 2,042,999
Transaction costs			24,800
Goodwill			$ 1,351,458
Fitore Inc [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible preferred units			6
Preferred stock, convertible, shares issuable			2,000
Fitore Inc [Member] | Series A Warrant [Member]
Business Acquisition [Line Items]
Convertible warrants value			1,000
Fitore Inc [Member] | Series B Warrant [Member]
Business Acquisition [Line Items]
Convertible warrants value			1,000
InfiniVive MD, LLC. [Member]
Business Acquisition [Line Items]
Business acquisition, percentage			100.00%
Stock issued during period, value			$ 4,272,245
Stock issued during period, shares			23,000,000
Shares issued, price per share			$ 0.19
Business combination, consideration transferred			$ 4,272,245
Transaction costs			16,200
Goodwill			$ 3,171,582